Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2019
Registrant Name	WASHINGTON MUTUAL INVESTORS FUND
Entity Central Index Key	0000104865
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 28, 2019
Document Effective Date	Jul. 01, 2019
Prospectus Date	Jul. 01, 2019
WASHINGTON MUTUAL INVESTORS FUND SM | Class A
Prospectus:
Trading Symbol	AWSHX
WASHINGTON MUTUAL INVESTORS FUND SM | Class R-1
Prospectus:
Trading Symbol	RWMAX
WASHINGTON MUTUAL INVESTORS FUND SM | Class R-2
Prospectus:
Trading Symbol	RWMBX
WASHINGTON MUTUAL INVESTORS FUND SM | Class R-3
Prospectus:
Trading Symbol	RWMCX
WASHINGTON MUTUAL INVESTORS FUND SM | Class R-4
Prospectus:
Trading Symbol	RWMEX
WASHINGTON MUTUAL INVESTORS FUND SM | Class R-5
Prospectus:
Trading Symbol	RWMFX
WASHINGTON MUTUAL INVESTORS FUND SM | Class C
Prospectus:
Trading Symbol	WSHCX
WASHINGTON MUTUAL INVESTORS FUND SM | Class F-1
Prospectus:
Trading Symbol	WSHFX
WASHINGTON MUTUAL INVESTORS FUND SM | Class 529-A
Prospectus:
Trading Symbol	CWMAX
WASHINGTON MUTUAL INVESTORS FUND SM | Class 529-C
Prospectus:
Trading Symbol	CWMCX
WASHINGTON MUTUAL INVESTORS FUND SM | Class 529-E
Prospectus:
Trading Symbol	CWMEX
WASHINGTON MUTUAL INVESTORS FUND SM | Class 529-F-1
Prospectus:
Trading Symbol	CWMFX
WASHINGTON MUTUAL INVESTORS FUND SM | Class F-2
Prospectus:
Trading Symbol	WMFFX
WASHINGTON MUTUAL INVESTORS FUND SM | R-6
Prospectus:
Trading Symbol	RWMGX
WASHINGTON MUTUAL INVESTORS FUND SM | Class R-2E
Prospectus:
Trading Symbol	RWEBX
WASHINGTON MUTUAL INVESTORS FUND SM | Class R-5E
Prospectus:
Trading Symbol	RWMHX
WASHINGTON MUTUAL INVESTORS FUND SM | Class F-3
Prospectus:
Trading Symbol	FWMIX
WASHINGTON MUTUAL INVESTORS FUND SM | Class 529-T
Prospectus:
Trading Symbol	TMWMX
WASHINGTON MUTUAL INVESTORS FUND SM | Class T
Prospectus:
Trading Symbol	TWMMX